Inventories (Tables)	12 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Schedule of inventories

	2020	2019
Soybean	68,975	54,581
Corn	37,223	11,116
Bean	3,279	-
Cotton	3,500	4,349
Other harvests	340	255
Agricultural products	113,317	70,301

Raw materials	25,461	26,767
	138,778	97,068

Schedule of adjustment to recoverable value of inventories of agricultural products

At June 30, 2018	(4)
Adjustment to recoverable value of agricultural products, net	(2,040)
Realization as cost of sales	1,773
At June 30, 2019	(271)
Adjustment to recoverable value of agricultural products, net	(4,153)
Realization as cost of sales	1,763
At June 30, 2020	(2,661)